Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Sep. 30, 2020
CURRENT ASSETS
Cash	$ 1,903,867	$ 53,106
Short-term investments	1,703,314
Accounts receivable, net	6,152,807	5,771,008
Inventories, net	1,596,492	1,016,442
Advance to suppliers, net	4,094,312	3,491,145
Deferred initial public offering costs		510,079
Acquisition deposit	1,000,000
Prepaid expenses and other current assets	98,960	7,434
TOTAL CURRENT ASSETS	16,549,752	10,840,214
Property, plant and equipment, net	19,228,642	14,171,963
Intangible assets, net	411,056	140,993
Right-of-use lease assets, net	201,007
Deferred tax assets, net	22,342	49,059
TOTAL ASSETS	36,412,799	25,202,229
CURRENT LIABILITIES
Short-term loans	41,381	1,289,081
Current portion of long-term loans	448,005	1,227,346
Third party loans		690,327
Accounts payable	380,385	1,288,629
Due to related parties	245,104	2,322,990
Taxes payable	5,052,018	4,402,625
Deferred revenue	1,096,101	385,978
Accrued expenses and other current liabilities	41,711	56,604
Finance lease liabilities, current	161,286	33,389
Operating lease liability, current	62,871
TOTAL CURRENT LIABILITIES	7,528,862	11,696,969
Long-term loans	2,173,532	2,482,251
Finance lease liabilities, noncurrent	28,953
Operating lease liability, noncurrent	146,703
TOTAL LIABILITIES	9,878,050	14,179,220
COMMITMENTS AND CONTINGENCIES
EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 8,330,000 and 5,800,000 shares issued and outstanding as of September 30, 2021 and 2020, respectively	833	580
Additional paid in capital	15,540,433	5,251,205
Statutory reserve	1,050,721	579,922
Retained earnings	9,192,676	5,072,672
Accumulated other comprehensive income (loss)	222,221	(388,102)
TOTAL BON NATURAL LIFE LIMITED SHAREHOLDERS’ EQUITY	26,006,884	10,516,277
Non-controlling interest	527,865	506,732
Total equity	26,534,749	11,023,009
TOTAL LIABILITIES AND EQUITY	$ 36,412,799	$ 25,202,229